JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 56.1%
U.S. Treasury Notes
1.38%, 10/15/2022	804,000	812,103
2.00%, 10/31/2022	100,000	101,606
0.13%, 11/30/2022	541,000	540,324
2.00%, 11/30/2022	655,000	666,386
1.63%, 12/15/2022	23,000	23,325
2.00%, 2/15/2023	400,000	408,141
1.50%, 2/28/2023	705,000	715,465
1.50%, 3/31/2023	24,000	24,368
0.25%, 6/15/2023	1,240,000	1,236,852
0.13%, 8/15/2023	617,000	613,385
2.75%, 2/15/2024	1,032,000	1,079,891
2.13%, 2/29/2024	1,000	1,033
2.38%, 2/29/2024	2,457,000	2,551,441
2.13%, 3/31/2024	70,000	72,346
0.38%, 4/15/2024	361,000	358,349
2.00%, 4/30/2024	480,000	495,038
2.25%, 4/30/2024	15,000	15,557
2.00%, 5/31/2024	335,000	345,652
1.75%, 6/30/2024	282,000	289,270
1.75%, 7/31/2024	717,000	736,101
0.38%, 9/15/2024	354,000	349,990
1.50%, 10/31/2024	258,000	262,979
1.50%, 11/30/2024	254,000	258,901
1.75%, 12/31/2024	545,000	559,732
1.38%, 1/31/2025	451,000	457,800
2.75%, 2/28/2025	671,000	710,631
0.50%, 3/31/2025	1,303,000	1,284,778
0.38%, 4/30/2025	1,008,000	988,391
0.25%, 5/31/2025	1,792,000	1,747,200
0.25%, 6/30/2025	340,000	331,234
0.25%, 7/31/2025	135,000	131,340
0.25%, 9/30/2025	20,000	19,425
2.25%, 11/15/2025	310,000	324,434
0.38%, 12/31/2025	6,000	5,833
0.38%, 1/31/2026	255,000	247,609
0.75%, 4/30/2026	1,002,000	986,266
0.75%, 5/31/2026	797,000	784,173
0.63%, 7/31/2026	709,000	692,604
0.75%, 8/31/2026	464,000	455,699
0.88%, 9/30/2026	140,000	138,206
1.63%, 9/30/2026	51,000	52,179
1.13%, 10/31/2026	247,000	246,691
1.63%, 10/31/2026	125,000	127,910

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,218,398)		22,250,638

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 24.9%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.70%, 5/1/2022	13,000	13,110
1.95%, 2/1/2024	4,000	4,055
4.88%, 5/1/2025	5,000	5,478
2.60%, 10/30/2025	8,000	8,197
2.75%, 2/1/2026	32,000	32,886
General Dynamics Corp.
2.25%, 11/15/2022	16,000	16,183
1.88%, 8/15/2023	10,000	10,186
2.38%, 11/15/2024	7,000	7,249
1.15%, 6/1/2026	11,000	10,900
Leidos, Inc. 3.63%, 5/15/2025	4,000	4,267
Lockheed Martin Corp. 3.10%, 1/15/2023	5,000	5,121
Precision Castparts Corp. 3.25%, 6/15/2025	16,000	17,102
Raytheon Technologies Corp. 3.20%, 3/15/2024	16,000	16,693

		151,427

Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 4/1/2026	13,000	13,947
United Parcel Service, Inc. 2.20%, 9/1/2024	15,000	15,457

		29,404

Airlines — 0.0% (a)
Southwest Airlines Co. 5.25%, 5/4/2025	2,000	2,230

Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	199,915
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	40,000	40,590
3.50%, 4/19/2026	60,000	64,600
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	154,000	152,523
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	44,000	43,138
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	39,000	38,655
Bank of Montreal (Canada)
2.50%, 6/28/2024	26,000	26,900
1.25%, 9/15/2026	4,000	3,921
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	9,000	8,757
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (b)	12,000	12,666

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The) (Canada)
2.00%, 11/15/2022	19,000	19,270
3.40%, 2/11/2024	17,000	17,875
2.20%, 2/3/2025	12,000	12,330
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	42,469
Canadian Imperial Bank of Commerce (Canada)
2.25%, 1/28/2025	20,000	20,551
0.95%, 10/23/2025	28,000	27,489
Citigroup, Inc.
4.05%, 7/30/2022	15,000	15,341
3.88%, 10/25/2023	7,000	7,413
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	61,000	63,813
3.70%, 1/12/2026	6,000	6,492
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	63,000	61,212
(SOFR + 0.77%), 1.46%, 6/9/2027 (b)	50,000	49,045
Comerica, Inc. 3.70%, 7/31/2023	15,000	15,662
Fifth Third Bancorp 4.30%, 1/16/2024	12,000	12,751
First Citizens BancShares, Inc. (SOFR + 2.47%), 3.38%, 3/15/2030 (b)	20,000	20,292
First Horizon Corp. 3.55%, 5/26/2023	24,000	24,824
HSBC Holdings plc (United Kingdom) (SOFR + 1.40%), 2.63%, 11/7/2025 (b)	30,000	30,849
Huntington Bancshares, Inc.
2.63%, 8/6/2024	17,000	17,582
4.00%, 5/15/2025	8,000	8,646
Korea Development Bank (The) (South Korea) 0.40%, 6/19/2024	200,000	197,976
Kreditanstalt fuer Wiederaufbau (Germany)
2.00%, 10/4/2022	120,000	121,712
0.25%, 3/8/2024	43,000	42,556
2.50%, 11/20/2024	13,000	13,610
0.38%, 7/18/2025	28,000	27,325
0.63%, 1/22/2026	26,000	25,507
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	39,000	40,885
Series 40, 0.50%, 5/27/2025	39,000	38,272
0.88%, 3/30/2026	7,000	6,915
1.75%, 7/27/2026	4,000	4,099

Investments	Principal Amount ($)	Value ($)
M&T Bank Corp. 3.55%, 7/26/2023	20,000	20,808
MUFG Union Bank NA 2.10%, 12/9/2022	20,000	20,290
Oesterreichische Kontrollbank AG (Austria)
3.13%, 11/7/2023	9,000	9,429
0.38%, 9/17/2025	20,000	19,446
People’s United Financial, Inc. 3.65%, 12/6/2022	27,000	27,578
PNC Financial Services Group, Inc. (The)
2.85%, 11/9/2022 (c)	12,000	12,254
3.50%, 1/23/2024	76,000	79,840
2.20%, 11/1/2024	18,000	18,568
Regions Financial Corp. 2.25%, 5/18/2025	65,000	66,739
Royal Bank of Canada (Canada)
1.95%, 1/17/2023	11,000	11,172
3.70%, 10/5/2023	15,000	15,782
0.43%, 1/19/2024	16,000	15,831
2.55%, 7/16/2024	18,000	18,662
Santander Holdings USA, Inc. 3.40%, 1/18/2023	26,000	26,662
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	29,000	30,856
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	5,000	4,882
0.75%, 1/6/2026	61,000	59,319
1.25%, 9/10/2026	10,000	9,827
Truist Bank 3.00%, 2/2/2023	15,000	15,382
Truist Financial Corp.
2.20%, 3/16/2023	78,000	79,425
3.75%, 12/6/2023	12,000	12,660
3.70%, 6/5/2025	6,000	6,483
1.20%, 8/5/2025	8,000	7,971
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	29,000	28,484
US Bancorp
3.00%, 3/15/2022	4,000	4,022
Series V, 2.38%, 7/22/2026	91,000	94,655
Valley National Bancorp (SOFR + 2.36%), 3.00%, 6/15/2031 (b)	72,000	73,078
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	10,000	10,315
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	21,000	21,224
3.30%, 9/9/2024	17,000	17,943
(SOFR + 0.51%), 0.80%, 5/19/2025 (b)	10,000	9,896

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.55%, 9/29/2025	13,000	13,934
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	50,000	50,992
3.00%, 4/22/2026	8,000	8,401
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	25,000	25,538
3.00%, 10/23/2026	2,000	2,105
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	5,000	5,285
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	76,000	77,900

		2,618,066

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.65%, 2/1/2026	27,000	29,088
Coca-Cola Co. (The) 1.75%, 9/6/2024	15,000	15,311
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	14,000	14,575
3.40%, 11/15/2025	2,000	2,131
PepsiCo, Inc.
3.60%, 3/1/2024	20,000	21,081
2.85%, 2/24/2026	10,000	10,591
2.38%, 10/6/2026	2,000	2,093

		94,870

Biotechnology — 0.4%
AbbVie, Inc.
3.75%, 11/14/2023	4,000	4,202
3.85%, 6/15/2024	17,000	18,014
2.60%, 11/21/2024	10,000	10,349
3.80%, 3/15/2025	42,000	44,928
3.60%, 5/14/2025	15,000	15,985
Amgen, Inc.
3.63%, 5/22/2024	15,000	15,834
1.90%, 2/21/2025	8,000	8,132
Baxalta, Inc. 4.00%, 6/23/2025	4,000	4,323
Gilead Sciences, Inc.
3.25%, 9/1/2022	3,000	3,047
2.50%, 9/1/2023	10,000	10,267
3.65%, 3/1/2026	13,000	14,008

		149,089

Building Products — 0.0% (a)
Carrier Global Corp. 2.24%, 2/15/2025	9,000	9,208
Lennox International, Inc. 1.35%, 8/1/2025	2,000	1,988

		11,196

Investments	Principal Amount ($)	Value ($)
Capital Markets — 2.4%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	8,000	8,602
Ares Capital Corp. 3.50%, 2/10/2023	11,000	11,283
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	24,000	23,381
Bank of New York Mellon Corp. (The)
1.95%, 8/23/2022	15,000	15,168
1.60%, 4/24/2025	10,000	10,105
0.75%, 1/28/2026	98,000	95,645
1.05%, 10/15/2026	9,000	8,804
Blackstone Secured Lending Fund 2.75%, 9/16/2026	5,000	5,023
Charles Schwab Corp. (The)
4.20%, 3/24/2025	14,000	15,308
0.90%, 3/11/2026	7,000	6,842
1.15%, 5/13/2026	15,000	14,816
Deutsche Bank AG (Germany) 3.70%, 5/30/2024	26,000	27,382
Franklin Resources, Inc. 2.85%, 3/30/2025	13,000	13,688
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023	25,000	25,689
3.63%, 2/20/2024	13,000	13,683
3.85%, 7/8/2024	33,000	35,004
3.50%, 4/1/2025	50,000	53,069
3.75%, 5/22/2025	15,000	16,042
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	20,000	20,983
3.75%, 2/25/2026	5,000	5,381
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	9,000	8,814
Golub Capital BDC, Inc. 2.50%, 8/24/2026	4,000	3,951
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	25,000	26,387
3.75%, 12/1/2025	10,000	10,836
Invesco Finance plc 3.75%, 1/15/2026	18,000	19,539
Janus Capital Group, Inc. 4.88%, 8/1/2025	5,000	5,532
Moody’s Corp. 4.88%, 2/15/2024	7,000	7,528
Morgan Stanley
2.75%, 5/19/2022	63,000	63,650
3.13%, 1/23/2023	31,000	31,846
3.75%, 2/25/2023	3,000	3,109
(SOFR + 0.47%), 0.56%, 11/10/2023 (b)	63,000	62,866
3.70%, 10/23/2024	29,000	30,905
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	3,000	2,970

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.35%, 9/8/2026	4,000	4,417
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	24,000	23,720
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	20,000	19,637
Northern Trust Corp. 2.38%, 8/2/2022	30,000	30,386
State Street Corp.
3.10%, 5/15/2023	19,000	19,669
3.70%, 11/20/2023	56,000	59,228
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (b)	10,000	10,568
3.55%, 8/18/2025	24,000	26,012
(SOFR + 0.94%), 2.35%, 11/1/2025 (b)	48,000	49,591
Stifel Financial Corp. 4.25%, 7/18/2024	2,000	2,145

		949,204

Chemicals — 0.2%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	39,000	39,247
Celanese US Holdings LLC 1.40%, 8/5/2026	7,000	6,830
DuPont de Nemours, Inc. 4.21%, 11/15/2023	19,000	20,091
Mosaic Co. (The) 4.25%, 11/15/2023	2,000	2,107
Nutrien Ltd. (Canada) 3.00%, 4/1/2025	6,000	6,291
PPG Industries, Inc.
2.40%, 8/15/2024	15,000	15,499
1.20%, 3/15/2026	5,000	4,897

		94,962

Commercial Services & Supplies — 0.1%
Waste Management, Inc. 0.75%, 11/15/2025	23,000	22,421

Communications Equipment — 0.0% (a)
Cisco Systems, Inc. 2.20%, 9/20/2023	4,000	4,103
Juniper Networks, Inc. 1.20%, 12/10/2025	15,000	14,823

		18,926

Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland) 3.15%, 2/15/2024	150,000	155,128
Ally Financial, Inc. 3.88%, 5/21/2024	87,000	91,682
American Express Co.
2.65%, 12/2/2022	112,000	114,392
3.40%, 2/27/2023	26,000	26,839
3.70%, 8/3/2023	30,000	31,362
2.50%, 7/30/2024	30,000	31,007

Investments	Principal Amount ($)	Value ($)
American Honda Finance Corp.
3.63%, 10/10/2023	16,000	16,815
1.20%, 7/8/2025	15,000	14,909
1.00%, 9/10/2025	10,000	9,870
Capital One Financial Corp. 3.30%, 10/30/2024	51,000	53,681
Caterpillar Financial Services Corp.
2.85%, 6/1/2022	5,000	5,061
0.65%, 7/7/2023	28,000	27,990
3.30%, 6/9/2024	12,000	12,675
0.60%, 9/13/2024	1,000	988
3.25%, 12/1/2024	6,000	6,376
1.15%, 9/14/2026	1,000	985
Discover Financial Services 3.85%, 11/21/2022	25,000	25,738
General Motors Financial Co., Inc. 5.10%, 1/17/2024	47,000	50,564
John Deere Capital Corp.
2.70%, 1/6/2023	23,000	23,533
3.45%, 6/7/2023	23,000	23,974
0.70%, 7/5/2023	7,000	7,006
0.40%, 10/10/2023	5,000	4,977
2.65%, 6/24/2024	15,000	15,629
PACCAR Financial Corp. 1.10%, 5/11/2026	1,000	988
Synchrony Financial 3.70%, 8/4/2026	12,000	12,790
Toyota Motor Credit Corp.
0.45%, 1/11/2024	14,000	13,864
0.80%, 10/16/2025	5,000	4,886
0.80%, 1/9/2026	8,000	7,802

		791,511

Containers & Packaging — 0.0% (a)
Berry Global, Inc. 1.57%, 1/15/2026	2,000	1,957
WRKCo, Inc. 4.65%, 3/15/2026	3,000	3,367

		5,324

Diversified Consumer Services — 0.0% (a)
Yale University Series 2020, 0.87%, 4/15/2025	1,000	998

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	19,000	20,330
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026	35,000	34,159
(ICE LIBOR USD 3 Month + 2.91%), 4.75%, 4/30/2043 (b)	3,000	3,065
ORIX Corp. (Japan) 4.05%, 1/16/2024	3,000	3,180

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Private Export Funding Corp.
Series II, 2.05%, 11/15/2022	5,000	5,071
Shell International Finance BV (Netherlands) 2.00%, 11/7/2024	1,000	1,025

		66,830

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
3.40%, 5/15/2025	20,000	21,237
4.13%, 2/17/2026	5,000	5,472
Verizon Communications, Inc.
0.75%, 3/22/2024	11,000	10,926
0.85%, 11/20/2025	2,000	1,944
1.45%, 3/20/2026	22,000	21,827

		61,406

Electric Utilities — 0.8%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	2,000	1,959
Avangrid, Inc. 3.20%, 4/15/2025	8,000	8,442
Duke Energy Corp. 0.90%, 9/15/2025	22,000	21,441
Entergy Louisiana LLC 4.05%, 9/1/2023	1,000	1,046
0.62%, 11/17/2023	13,000	12,931
Eversource Energy
Series Q, 0.80%, 8/15/2025	5,000	4,865
Series U, 1.40%, 8/15/2026	9,000	8,856
Florida Power & Light Co. 3.25%, 6/1/2024	15,000	15,696
Georgia Power Co. Series A, 2.20%, 9/15/2024	16,000	16,383
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/2024	5,000	5,216
2.75%, 5/1/2025	10,000	10,472
Oncor Electric Delivery Co. LLC
2.75%, 6/1/2024	32,000	33,345
0.55%, 10/1/2025	101,000	97,761
Pacific Gas and Electric Co.
3.40%, 8/15/2024	6,000	6,202
3.45%, 7/1/2025	15,000	15,564
2.95%, 3/1/2026	6,000	6,102
Potomac Electric Power Co. 3.60%, 3/15/2024	1,000	1,050
Public Service Co. of New Hampshire 3.50%, 11/1/2023	4,000	4,174
Public Service Electric and Gas Co.
2.38%, 5/15/2023	1,000	1,020
0.95%, 3/15/2026	49,000	48,165
Southern Co. (The)
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (b)	2,000	2,027

Investments	Principal Amount ($)	Value ($)
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (b)	4,000	3,961

		326,678

Electronic Equipment, Instruments & Components — 0.2%
Vontier Corp. 1.80%, 4/1/2026 (d)	67,000	66,148

Energy Equipment & Services — 0.1%
Schlumberger Investment SA 3.65%, 12/1/2023	37,000	38,727

Entertainment — 0.2%
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	69,000	69,699
Walt Disney Co. (The)
1.75%, 8/30/2024	14,000	14,206
1.75%, 1/13/2026	10,000	10,071

		93,976

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Campus Communities Operating Partnership LP
3.75%, 4/15/2023	5,000	5,159
3.30%, 7/15/2026	4,000	4,255
American Tower Corp.
3.38%, 5/15/2024	28,000	29,328
1.45%, 9/15/2026	12,000	11,756
AvalonBay Communities, Inc.
4.20%, 12/15/2023	6,000	6,368
3.50%, 11/15/2024	9,000	9,573
3.45%, 6/1/2025	5,000	5,342
Boston Properties LP
3.13%, 9/1/2023	15,000	15,501
3.65%, 2/1/2026	10,000	10,738
Brixmor Operating Partnership LP 3.65%, 6/15/2024	9,000	9,492
Corporate Office Properties LP 2.25%, 3/15/2026	18,000	18,227
Crown Castle International Corp. 1.35%, 7/15/2025	27,000	26,740
Equinix, Inc. 1.00%, 9/15/2025	121,000	117,580
ERP Operating LP 2.85%, 11/1/2026	1,000	1,054
Essex Portfolio LP 3.50%, 4/1/2025	3,000	3,193
Federal Realty Investment Trust 1.25%, 2/15/2026	26,000	25,607
Mid-America Apartments LP 1.10%, 9/15/2026	9,000	8,755
Realty Income Corp.
3.88%, 4/15/2025	20,000	21,631
0.75%, 3/15/2026	27,000	26,072

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Simon Property Group LP 3.50%, 9/1/2025	48,000	51,361
Welltower, Inc. 4.00%, 6/1/2025	12,000	12,931

		420,663

Food & Staples Retailing — 0.1%
Kroger Co. (The)
3.50%, 2/1/2026	2,000	2,154
2.65%, 10/15/2026	8,000	8,313
Sysco Corp. 5.65%, 4/1/2025	10,000	11,275
Walmart, Inc.
2.35%, 12/15/2022	6,000	6,109
2.55%, 4/11/2023	5,000	5,109
1.05%, 9/17/2026	27,000	26,694

		59,654

Food Products — 0.3%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	17,000	17,010
Campbell Soup Co. 2.50%, 8/2/2022	6,000	6,078
Hershey Co. (The) 3.38%, 5/15/2023	15,000	15,569
Kellogg Co. 3.25%, 4/1/2026	8,000	8,518
McCormick & Co., Inc. 0.90%, 2/15/2026	82,000	79,055
Mondelez International, Inc. 0.63%, 7/1/2022	2,000	2,002
Tyson Foods, Inc. 3.90%, 9/28/2023	9,000	9,453

		137,685

Gas Utilities — 0.1%
Eastern Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	17,739
Southern California Gas Co. 3.15%, 9/15/2024	12,000	12,600
Series TT, 2.60%, 6/15/2026	10,000	10,444

		40,783

Health Care Equipment & Supplies — 0.1%
DH Europe Finance II SARL 2.20%, 11/15/2024	18,000	18,493
Medtronic, Inc. 3.50%, 3/15/2025	7,000	7,496
Stryker Corp.
0.60%, 12/1/2023	4,000	3,970
1.15%, 6/15/2025	10,000	9,914
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	11,000	11,563

		51,436

Health Care Providers & Services — 0.9%
Aetna, Inc. 2.75%, 11/15/2022	11,000	11,152

Investments	Principal Amount ($)	Value ($)
Anthem, Inc.
3.50%, 8/15/2024	13,000	13,723
3.35%, 12/1/2024	15,000	15,868
1.50%, 3/15/2026	13,000	12,916
Cigna Corp.
3.00%, 7/15/2023	66,000	68,063
1.25%, 3/15/2026	2,000	1,968
CommonSpirit Health 2.76%, 10/1/2024	5,000	5,180
CVS Health Corp.
3.70%, 3/9/2023	4,000	4,139
2.63%, 8/15/2024	17,000	17,586
3.88%, 7/20/2025	25,000	26,952
HCA, Inc. 5.25%, 4/15/2025	9,000	10,006
Humana, Inc. 3.15%, 12/1/2022	15,000	15,272
McKesson Corp.
2.70%, 12/15/2022	10,000	10,156
0.90%, 12/3/2025	80,000	77,866
1.30%, 8/15/2026	18,000	17,611
UnitedHealth Group, Inc.
2.75%, 2/15/2023	25,000	25,506
1.25%, 1/15/2026	10,000	9,953

		343,917

Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc. Series Z, 4.15%, 12/1/2023	2,000	2,109
McDonald’s Corp.
3.35%, 4/1/2023	8,000	8,260
3.25%, 6/10/2024	8,000	8,435
Sands China Ltd. (Macau) 5.13%, 8/8/2025	200,000	210,761
Starbucks Corp. 3.10%, 3/1/2023	11,000	11,308

		240,873

Household Durables — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	19,000	19,669
Mohawk Industries, Inc. 3.85%, 2/1/2023	6,000	6,168

		25,837

Household Products — 0.2%
Kimberly-Clark Corp. 3.05%, 8/15/2025	16,000	17,068
Procter & Gamble Co. (The) 0.55%, 10/29/2025	44,000	42,972

		60,040

Independent Power and Renewable Electricity Producers — 0.0% (a)
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	2,000	2,101

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Industrial Conglomerates — 0.2%
3M Co.
1.75%, 2/14/2023	15,000	15,202
2.25%, 3/15/2023	6,000	6,112
General Electric Co. 3.45%, 5/15/2024	16,000	16,862
Honeywell International, Inc.
2.15%, 8/8/2022	5,000	5,052
3.35%, 12/1/2023	12,000	12,612
2.30%, 8/15/2024	15,000	15,507
Roper Technologies, Inc.
3.65%, 9/15/2023	10,000	10,457
1.00%, 9/15/2025	4,000	3,906

		85,710

Insurance — 0.4%
Aflac, Inc.
3.25%, 3/17/2025	4,000	4,257
1.13%, 3/15/2026	30,000	29,715
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	9,000	9,720
Allstate Corp. (The) 0.75%, 12/15/2025	30,000	29,327
American International Group, Inc. 4.13%, 2/15/2024	19,000	20,247
Aon Corp. 2.20%, 11/15/2022	25,000	25,377
Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	2,000	2,132
Kemper Corp. 4.35%, 2/15/2025	6,000	6,456
MetLife, Inc. 3.60%, 4/10/2024	3,000	3,179
Old Republic International Corp. 3.88%, 8/26/2026	6,000	6,557
Prudential Financial, Inc. 1.50%, 3/10/2026	18,000	18,074

		155,041

Interactive Media & Services — 0.0% (a)
Alphabet, Inc.
3.38%, 2/25/2024	6,000	6,334
0.45%, 8/15/2025	9,000	8,791

		15,125

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024	7,000	7,314
1.00%, 5/12/2026	37,000	36,573
eBay, Inc. 1.90%, 3/11/2025	52,000	52,711

		96,598

Investments	Principal Amount ($)	Value ($)
IT Services — 0.2%
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	8,000	7,888
Fiserv, Inc. 2.75%, 7/1/2024	18,000	18,629
Mastercard, Inc. 3.38%, 4/1/2024	7,000	7,396
PayPal Holdings, Inc. 2.40%, 10/1/2024	16,000	16,543
Visa, Inc. 2.80%, 12/14/2022	20,000	20,404
Western Union Co. (The) 1.35%, 3/15/2026	3,000	2,927

		73,787

Leisure Products — 0.0% (a)
Hasbro, Inc. 3.00%, 11/19/2024	5,000	5,225

Machinery — 0.3%
CNH Industrial Capital LLC
1.88%, 1/15/2026	13,000	13,050
1.45%, 7/15/2026	3,000	2,947
Cummins, Inc. 0.75%, 9/1/2025	92,000	90,534

		106,531

Media — 0.4%
Charter Communications Operating LLC 4.91%, 7/23/2025	10,000	11,035
Comcast Corp.
3.60%, 3/1/2024	6,000	6,385
3.10%, 4/1/2025	2,000	2,117
3.38%, 8/15/2025	20,000	21,316
3.95%, 10/15/2025	13,000	14,193
Discovery Communications LLC 3.90%, 11/15/2024	47,000	50,143
Fox Corp. 3.05%, 4/7/2025	14,000	14,742
Omnicom Group, Inc. 3.65%, 11/1/2024	12,000	12,705
TCI Communications, Inc. 7.88%, 2/15/2026	1,000	1,258
ViacomCBS, Inc. 4.00%, 1/15/2026	14,000	15,209

		149,103

Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	2,000	2,184
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	17,000	16,833

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Southern Copper Corp. (Peru) 3.88%, 4/23/2025	2,000	2,141

		21,158

Multiline Retail — 0.0% (a)
Target Corp. 2.25%, 4/15/2025	15,000	15,470

Multi-Utilities — 0.2%
Delmarva Power & Light Co. 3.50%, 11/15/2023	19,000	19,869
Dominion Energy, Inc. 3.07%, 8/15/2024 (c)	24,000	25,007
DTE Energy Co. 2.85%, 10/1/2026	3,000	3,141
NiSource, Inc. 0.95%, 8/15/2025	8,000	7,806
Sempra Energy 4.05%, 12/1/2023	7,000	7,413

		63,236

Oil, Gas & Consumable Fuels — 1.6%
BP Capital Markets America, Inc.
2.75%, 5/10/2023	64,000	65,733
3.79%, 2/6/2024	1,000	1,058
3.22%, 4/14/2024	21,000	22,104
3.41%, 2/11/2026	12,000	12,825
BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	3,000	3,166
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	16,000	17,095
2.05%, 7/15/2025	3,000	3,034
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	10,000	11,135
Chevron Corp. 1.14%, 5/11/2023	6,000	6,046
Chevron USA, Inc.
0.33%, 8/12/2022	36,000	35,980
0.43%, 8/11/2023	49,000	48,812
0.69%, 8/12/2025	3,000	2,939
ConocoPhillips Co. 3.35%, 11/15/2024	2,000	2,119
Energy Transfer LP
3.60%, 2/1/2023	5,000	5,116
4.25%, 4/1/2024	16,000	16,863
2.90%, 5/15/2025	13,000	13,416
4.75%, 1/15/2026	7,000	7,694
Enterprise Products Operating LLC 3.75%, 2/15/2025	45,000	48,091
EOG Resources, Inc. 2.63%, 3/15/2023	25,000	25,468
Equinor ASA (Norway) 3.25%, 11/10/2024	1,000	1,059

Investments	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
2.73%, 3/1/2023	20,000	20,460
3.18%, 3/15/2024	25,000	26,141
3.04%, 3/1/2026	9,000	9,547
Kinder Morgan Energy Partners LP 4.15%, 2/1/2024	19,000	20,073
4.30%, 5/1/2024	1,000	1,066
Marathon Petroleum Corp.
4.50%, 5/1/2023	7,000	7,339
4.70%, 5/1/2025	6,000	6,557
MPLX LP 4.88%, 12/1/2024	23,000	24,989
ONEOK, Inc. 2.20%, 9/15/2025	30,000	30,463
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (e)	1	1
Phillips 66 1.30%, 2/15/2026	10,000	9,805
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	14,616
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	23,000	25,623
Spectra Energy Partners LP 4.75%, 3/15/2024	4,000	4,285
Suncor Energy, Inc. (Canada) 3.10%, 5/15/2025	24,000	25,177
TotalEnergies Capital International SA (France) 2.43%, 1/10/2025	3,000	3,102
Williams Cos., Inc. (The)
4.50%, 11/15/2023	34,000	35,948
3.90%, 1/15/2025	3,000	3,208

		618,153

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil) 4.00%, 1/14/2025	2,000	2,093
Georgia-Pacific LLC 8.00%, 1/15/2024	23,000	26,298

		28,391

Personal Products — 0.0% (a)
Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	17,000	17,449

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 3.38%, 11/16/2025	3,000	3,219
Bristol-Myers Squibb Co.
3.25%, 11/1/2023	15,000	15,719
2.90%, 7/26/2024	9,000	9,413
3.88%, 8/15/2025	8,000	8,677
0.75%, 11/13/2025	11,000	10,728
Eli Lilly & Co. 2.75%, 6/1/2025	15,000	15,753

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	4,000	4,183
Johnson & Johnson
3.38%, 12/5/2023	41,000	43,216
0.55%, 9/1/2025	75,000	73,250
Merck & Co., Inc. 2.75%, 2/10/2025	27,000	28,214
Mylan, Inc. 4.20%, 11/29/2023	13,000	13,690
Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	2,000	2,033
Pfizer, Inc.
3.40%, 5/15/2024	15,000	15,875
2.75%, 6/3/2026	5,000	5,303

		249,273

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	4,000	4,095
3.65%, 9/1/2025	8,000	8,647
CSX Corp. 3.40%, 8/1/2024	18,000	19,031
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	5,430
Norfolk Southern Corp. 3.85%, 1/15/2024	2,000	2,105
Ryder System, Inc.
3.75%, 6/9/2023	37,000	38,510
4.63%, 6/1/2025	8,000	8,822
Union Pacific Corp. 3.75%, 7/15/2025	15,000	16,234

		102,874

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc. 3.63%, 10/15/2024	10,000	10,609
Intel Corp.
2.70%, 12/15/2022	22,000	22,489
3.40%, 3/25/2025	2,000	2,131
NXP BV (China) 4.88%, 3/1/2024 (d)	2,000	2,151
QUALCOMM, Inc. 2.60%, 1/30/2023	31,000	31,656
Texas Instruments, Inc. 1.38%, 3/12/2025	6,000	6,049
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	200,000	200,932

		276,017

Software — 0.4%
Adobe, Inc. 1.90%, 2/1/2025	7,000	7,150
Citrix Systems, Inc. 1.25%, 3/1/2026	6,000	5,826

Investments	Principal Amount ($)	Value ($)
Microsoft Corp.
2.65%, 11/3/2022	8,000	8,139
3.63%, 12/15/2023	15,000	15,793
2.70%, 2/12/2025	15,000	15,734
Oracle Corp.
2.40%, 9/15/2023	107,000	109,460
1.65%, 3/25/2026	14,000	13,929

		176,031

Specialty Retail — 0.1%
Home Depot, Inc. (The)
2.70%, 4/1/2023	7,000	7,163
3.35%, 9/15/2025	5,000	5,358
Lowe’s Cos., Inc.
3.13%, 9/15/2024	30,000	31,587
3.38%, 9/15/2025	6,000	6,418

		50,526

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.10%, 9/12/2022	11,000	11,130
2.85%, 2/23/2023	15,000	15,370
2.40%, 5/3/2023	7,000	7,172
0.75%, 5/11/2023	13,000	13,033
3.45%, 5/6/2024	10,000	10,580
2.85%, 5/11/2024	16,000	16,695
1.80%, 9/11/2024	18,000	18,399
2.75%, 1/13/2025	10,000	10,471
2.50%, 2/9/2025	2,000	2,084
1.13%, 5/11/2025	24,000	23,950
Dell International LLC
4.00%, 7/15/2024	15,000	15,978
5.85%, 7/15/2025	14,000	16,017
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	16,000	16,085
1.75%, 4/1/2026	14,000	14,020
HP, Inc.
2.20%, 6/17/2025	38,000	38,906
1.45%, 6/17/2026 (d)	2,000	1,970

		231,860

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 2.40%, 3/27/2025	20,000	20,773

Tobacco — 0.2%
Altria Group, Inc. 2.63%, 9/16/2026	2,000	2,069
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	19,000	19,633
Philip Morris International, Inc.
2.63%, 3/6/2023	15,000	15,380
1.50%, 5/1/2025	3,000	3,015
0.88%, 5/1/2026	26,000	25,155

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Reynolds American, Inc. (United Kingdom)
4.45%, 6/12/2025	11,000	11,913

		77,165

Trading Companies & Distributors — 0.5%
Air Lease Corp.
0.70%, 2/15/2024	12,000	11,825
1.88%, 8/17/2026	2,000	1,970
BOC Aviation Ltd. (Singapore) 3.00%, 5/23/2022 (e)	200,000	201,354

		215,149

Water Utilities — 0.0% (a)
American Water Capital Corp. 3.40%, 3/1/2025	3,000	3,181

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.50%, 4/15/2025	15,000	15,880
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	1,000	1,059
4.13%, 5/30/2025	7,000	7,619

		24,558

TOTAL CORPORATE BONDS (Cost $9,888,687)		9,854,766

MORTGAGE-BACKED SECURITIES — 8.7%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	10,264	10,756
Pool # G18452, 2.50%, 12/1/2027	26,749	27,872
Pool # E04178, 2.50%, 2/1/2028	8,069	8,418
Pool # J22899, 2.00%, 3/1/2028	14,930	15,370
Pool # G15724, 4.00%, 1/1/2029	2,253	2,387
Pool # G16577, 4.00%, 1/1/2029	4,696	4,963
Pool # G18511, 2.50%, 5/1/2029	4,654	4,850
Pool # G18512, 3.00%, 5/1/2029	8,816	9,257
Pool # G15164, 3.00%, 9/1/2029	4,189	4,416
Pool # G18549, 2.50%, 4/1/2030	21,778	22,694
Pool # G15520, 3.00%, 7/1/2030	10,441	11,014

Investments	Principal Amount ($)	Value ($)
Pool # G18568, 2.50%, 9/1/2030	10,404	10,842
Pool # J33012, 3.00%, 10/1/2030	27,225	28,740
Pool # G18600, 2.50%, 5/1/2031	7,579	7,899
Pool # G16028, 3.00%, 8/1/2031	6,169	6,502
Pool # J35495, 2.50%, 10/1/2031	14,921	15,663
Pool # G18626, 2.50%, 1/1/2032	34,138	35,578
Pool # G18632, 3.00%, 2/1/2032	7,995	8,415
Pool # J37147, 3.00%, 6/1/2032	9,052	9,566
Pool # G16207, 3.50%, 7/1/2032	8,330	8,956
Pool # G18713, 3.50%, 11/1/2033	13,820	14,604
Pool # G18715, 3.00%, 12/1/2033	5,567	5,849
Pool # G18720, 3.50%, 1/1/2034	3,898	4,137
FHLMC UMBS, 15 Year
Pool # ZK2607, 3.50%, 10/1/2025	2,294	2,425
Pool # ZK2904, 3.50%, 1/1/2026	6,783	7,173
Pool # ZA2838, 2.50%, 4/1/2028	7,147	7,454
Pool # ZK5814, 3.00%, 7/1/2028	18,301	19,333
Pool # ZK5986, 3.50%, 9/1/2028	5,470	5,813
Pool # ZK6594, 3.00%, 4/1/2029	4,516	4,751
Pool # ZK6827, 3.00%, 8/1/2029	6,337	6,685
Pool # ZS8617, 2.50%, 8/1/2031	16,771	17,437
Pool # SB0084, 3.00%, 2/1/2032	5,915	6,212
Pool # ZS7938, 2.50%, 1/1/2033	2,287	2,399
Pool # ZS7988, 3.50%, 2/1/2033	11,500	12,327
Pool # ZK9341, 3.00%, 3/1/2033	3,088	3,270
Pool # ZT0716, 3.00%, 10/1/2033	3,094	3,248
Pool # SB0194, 2.50%, 12/1/2033	6,408	6,667

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # SB0109, 2.50%, 11/1/2034	27,486	28,730
Pool # SB8021, 3.00%, 12/1/2034	5,582	5,844
Pool # SB0264, 2.50%, 2/1/2035	12,829	13,463
Pool # QN2057, 3.00%, 5/1/2035	14,466	15,427
Pool # SB0345, 2.00%, 6/1/2035	82,018	84,316
Pool # SB0401, 2.00%, 7/1/2035	21,846	22,416
Pool # SB0394, 2.50%, 7/1/2035	12,034	12,506
Pool # SB8501, 2.00%, 8/1/2035	57,085	58,839
Pool # SB0406, 2.50%, 8/1/2035	23,007	24,072
Pool # SB8058, 2.50%, 8/1/2035	30,101	31,211
Pool # RC1591, 1.50%, 10/1/2035	66,312	66,718
Pool # QN4391, 1.50%, 11/1/2035	66,837	67,287
Pool # QN4278, 2.00%, 11/1/2035	8,920	9,157
Pool # QN4490, 1.50%, 12/1/2035	98,083	98,775
Pool # SB0450, 2.00%, 12/1/2035	50,019	51,325
Pool # QN4861, 1.50%, 1/1/2036	78,270	78,774
Pool # SB8088, 1.50%, 2/1/2036	17,118	17,218
Pool # SB8102, 1.50%, 5/1/2036	29,884	30,058
Pool # RC2089, 2.00%, 7/1/2036	81,709	84,130
Pool # SB8118, 1.50%, 9/1/2036	63,356	63,724
Pool # SB8126, 1.00%, 11/1/2036	9,945	9,753
Pool # SB8127, 1.50%, 11/1/2036	79,521	79,984
Pool # SB8132, 2.00%, 12/1/2036	40,000	41,044
FNMA UMBS, 15 Year
Pool # AD5093, 3.50%, 10/1/2025	3,543	3,745
Pool # AH9695, 4.00%, 4/1/2026	3,733	3,956
Pool # AB4086, 3.00%, 12/1/2026	13,921	14,587

Investments	Principal Amount ($)	Value ($)
Pool # AJ9357, 3.50%, 1/1/2027	7,160	7,574
Pool # AK3264, 3.00%, 2/1/2027	7,117	7,468
Pool # AK5412, 3.00%, 3/1/2027	6,593	6,928
Pool # AL1746, 3.50%, 3/1/2027	3,985	4,215
Pool # AB5095, 3.00%, 5/1/2027	7,076	7,461
Pool # AQ5118, 2.50%, 11/1/2027	5,114	5,327
Pool # MA1277, 2.50%, 12/1/2027	42,867	44,655
Pool # AR3175, 2.50%, 2/1/2028	10,471	10,899
Pool # AT2769, 2.00%, 5/1/2028	9,808	10,094
Pool # BM3954, 2.50%, 12/1/2028	38,052	39,613
Pool # AV8783, 3.00%, 1/1/2029	12,276	12,926
Pool # AV4793, 3.50%, 5/1/2029	8,619	9,120
Pool # AW3641, 3.00%, 6/1/2029	11,074	11,623
Pool # AL7205, 3.50%, 12/1/2029	2,425	2,574
Pool # AS4489, 2.50%, 3/1/2030	2,420	2,530
Pool # AL6583, 3.00%, 3/1/2030	5,121	5,410
Pool # AS4860, 2.50%, 5/1/2030	18,419	19,235
Pool # AL9852, 3.00%, 9/1/2030	14,871	15,627
Pool # AS7067, 3.50%, 4/1/2031	5,063	5,386
Pool # FM1336, 3.50%, 6/1/2031	7,612	8,150
Pool # AS7467, 2.50%, 7/1/2031	8,385	8,735
Pool # AS7606, 2.50%, 7/1/2031	28,371	29,629
Pool # AS7620, 2.50%, 7/1/2031	42,379	44,239
Pool # AS7657, 2.50%, 8/1/2031	14,740	15,353
Pool # FM1324, 3.00%, 11/1/2031	16,468	17,270
Pool # FM1773, 3.00%, 12/1/2031	21,463	22,500

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # 890822, 3.00%, 12/1/2032	48,428	51,215
Pool # BM3276, 3.50%, 12/1/2032	11,011	11,749
Pool # CA1089, 3.00%, 2/1/2033	8,845	9,384
Pool # FM3937, 3.00%, 4/1/2033	9,734	10,266
Pool # FM4036, 2.50%, 12/1/2033	10,995	11,445
Pool # BN3975, 3.00%, 1/1/2034	1,083	1,137
Pool # MA3588, 3.50%, 2/1/2034	9,086	9,633
Pool # MA3631, 3.00%, 4/1/2034	10,208	10,724
Pool # FM1810, 4.00%, 4/1/2034	3,955	4,223
Pool # FM1071, 3.50%, 5/1/2034	8,949	9,600
Pool # MA3709, 2.50%, 6/1/2034	6,142	6,377
Pool # BJ5549, 3.00%, 8/1/2034	3,100	3,260
Pool # FM2403, 3.50%, 9/1/2034	10,073	10,715
Pool # FM5400, 2.50%, 10/1/2034	14,487	15,104
Pool # BO4944, 2.50%, 11/1/2034	33,117	34,613
Pool # MA3828, 3.00%, 11/1/2034	9,803	10,296
Pool # FM4671, 3.50%, 1/1/2035	3,112	3,331
Pool # FM3493, 3.50%, 5/1/2035	9,084	9,709
Pool # BP5762, 2.50%, 6/1/2035	41,946	43,574
Pool # FM3654, 3.00%, 6/1/2035	28,794	30,423
Pool # FM3936, 2.50%, 8/1/2035	6,761	7,018
Pool # MA4154, 1.50%, 10/1/2035	43,945	44,214
Pool # CA7497, 2.50%, 10/1/2035	11,491	11,983
Pool # FM4850, 2.00%, 11/1/2035	41,096	42,339
Pool # FM5396, 2.00%, 12/1/2035	57,723	59,572
Pool # CA8788, 2.00%, 1/1/2036	79,700	81,780

Investments	Principal Amount ($)	Value ($)
Pool # FM6510, 2.00%, 3/1/2036	38,666	39,904
Pool # FM6512, 2.00%, 3/1/2036	41,273	42,545
Pool # MA4298, 2.50%, 3/1/2036	24,226	25,280
Pool # MA4301, 1.00%, 4/1/2036	23,307	22,820
Pool # CB0302, 1.50%, 5/1/2036	60,971	61,401
Pool # FM7113, 2.00%, 5/1/2036	46,422	47,783
Pool # MA4329, 2.00%, 5/1/2036	73,755	75,680
Pool # BP3507, 2.00%, 6/1/2036	72,326	74,213
Pool # CB0747, 2.50%, 6/1/2036	12,299	12,801
Pool # MA4361, 2.50%, 6/1/2036	16,607	17,223
Pool # MA4383, 2.00%, 7/1/2036	213,998	219,583
Pool # MA4384, 2.50%, 7/1/2036	17,132	17,794
Pool # FM9020, 2.00%, 9/1/2036	29,820	30,777
Pool # FM9332, 1.50%, 10/1/2036	33,000	33,192
Pool # FM9367, 1.50%, 11/1/2036	54,547	54,881
Pool # BU1017, 2.00%, 11/1/2036	40,000	41,044
Pool # MA4470, 2.00%, 11/1/2036	39,711	40,748
Pool # MA4497, 2.00%, 12/1/2036	38,000	38,992
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 12/25/2036 (f)	55,000	55,288
TBA, 2.00%, 12/25/2036 (f)	45,000	46,141
TBA, 2.50%, 12/25/2036 (f)	53,000	54,950
TBA, 3.00%, 12/25/2036 (f)	37,000	38,706
GNMA II, 15 Year
Pool # MA1134, 3.00%, 7/20/2028	7,963	8,327
Pool # MA4559, 3.00%, 7/20/2032	7,663	8,036
Pool # MA7107, 2.50%, 1/20/2036	26,841	28,051

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,450,089)		3,455,386

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
SUPRANATIONAL — 2.9%
African Development Bank (Supranational)
3.00%, 9/20/2023	51,000	53,232
0.88%, 7/22/2026	53,000	52,241
Asian Development Bank (Supranational)
2.75%, 3/17/2023	53,000	54,607
0.25%, 7/14/2023	1,000	996
1.50%, 10/18/2024	9,000	9,161
2.00%, 1/22/2025	23,000	23,754
0.63%, 4/29/2025	74,000	73,081
0.38%, 9/3/2025	13,000	12,669
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	59,000	61,097
0.50%, 5/28/2025	60,000	58,867
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	5,086
0.50%, 5/19/2025	25,000	24,549
0.50%, 11/25/2025	30,000	29,267
0.50%, 1/28/2026	9,000	8,786
European Investment Bank (Supranational)
2.50%, 3/15/2023	140,000	143,766
2.50%, 10/15/2024	2,000	2,093
1.63%, 3/14/2025	61,000	62,306
0.38%, 3/26/2026	13,000	12,592
0.75%, 10/26/2026	2,000	1,957
Inter-American Development Bank (Supranational)
1.75%, 9/14/2022	2,000	2,023
0.50%, 5/24/2023	17,000	17,015
0.25%, 11/15/2023	54,000	53,657
0.50%, 9/23/2024	20,000	19,804
0.63%, 7/15/2025	57,000	56,133
0.88%, 4/20/2026	14,000	13,842
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	15,000	15,713
2.13%, 3/3/2025	6,000	6,223
0.63%, 4/22/2025	72,000	71,122
0.38%, 7/28/2025	114,000	111,259
2.50%, 7/29/2025	34,000	35,758
0.50%, 10/28/2025	2,000	1,955
International Finance Corp. (Supranational)
1.38%, 10/16/2024	15,000	15,215
0.38%, 7/16/2025	15,000	14,646
0.75%, 10/8/2026	27,000	26,437

TOTAL SUPRANATIONAL (Cost $1,158,476)		1,150,909

Investments	Principal Amount ($)	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Benchmark Mortgage Trust
Series 2018-B3, Class A3, 3.75%, 4/10/2051	25,000	26,282
Series 2019-B12, Class A2, 3.00%, 8/15/2052	7,000	7,228
CGMS Commercial Mortgage Trust
Series 2017-B1, Class AAB, 3.24%, 8/15/2050	16,000	16,838
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	21,071
Series 2015-GC35, Class AAB, 3.61%, 11/10/2048	33,654	34,966
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	10,612	10,992
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	20,515
Commercial Mortgage Trust
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	15,000	15,187
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,648	25,856
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	21,109
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	32,000	34,375
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	21,359
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K027, Class A2, 2.64%, 1/25/2023	26,000	26,467
Series K028, Class A2, 3.11%, 2/25/2023	49,769	50,942
Series K044, Class A2, 2.81%, 1/25/2025	46,000	48,206
Series K046, Class A2, 3.21%, 3/25/2025	26,000	27,612
Series K733, Class A2, 3.75%, 8/25/2025	30,000	32,358
Series K737, Class A1, 2.12%, 6/25/2026	58,436	59,699
Series K077, Class A1, 3.70%, 3/25/2028	52,892	57,508
FNMA ACES
Series 2017-M10, Class AV2, 2.64%, 7/25/2024(g)	13,142	13,541
Series 2017-M7, Class A1, 2.60%, 12/25/2026	7,687	7,760
Series 2019-M9, Class A1, 2.61%, 6/25/2029	23,875	24,987

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	31,498
Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	17,839
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class ASB, 3.71%, 1/15/2047	8,558	8,814
Series 2014-C19, Class C, 4.81%, 4/15/2047 ‡(g)	10,000	10,524
Series 2014-C23, Class C, 4.63%, 9/15/2047 ‡(g)	20,000	20,482
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	20,466
Series 2015-JP1, Class D, 4.38%, 1/15/2049 ‡(g)	10,000	9,541
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,696	5,950
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	32,211	33,326
Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	33,860
UBS Commercial Mortgage Trust
Series 2018-C13, Class A2, 4.21%, 10/15/2051	6,515	6,818
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	23,541
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,304
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	12,000	12,526
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	15,000	15,796
Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	25,748
Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	36,205
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	12,170
Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	14,803

Investments	Principal Amount ($)	Value ($)
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	12,626

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $971,319)		971,695

FOREIGN GOVERNMENT SECURITIES — 2.0%
Export Development Canada (Canada)
2.50%, 1/24/2023	35,000	35,841
2.75%, 3/15/2023	60,000	61,768
2.63%, 2/21/2024	40,000	41,665
Hungary Government Bond (Hungary)
5.38%, 2/21/2023	8,000	8,436
5.75%, 11/22/2023	1,000	1,089
Italian Republic Government Bond (Italy) 6.88%, 9/27/2023	1,000	1,107
Oriental Republic of Uruguay (Uruguay) 8.00%, 11/18/2022	333	347
Province of Alberta (Canada) 1.00%, 5/20/2025	25,000	24,886
Province of British Columbia (Canada) 1.75%, 9/27/2024	24,000	24,566
Province of Manitoba (Canada) 2.13%, 6/22/2026	1,000	1,037
Province of Ontario (Canada)
1.75%, 1/24/2023	5,000	5,075
3.05%, 1/29/2024	10,000	10,490
3.20%, 5/16/2024	10,000	10,565
0.63%, 1/21/2026	82,000	80,112
Province of Quebec (Canada)
2.50%, 4/9/2024	10,000	10,398
2.88%, 10/16/2024	6,000	6,325
1.50%, 2/11/2025	10,000	10,141
0.60%, 7/23/2025	27,000	26,481
Republic of Peru (Peru) 2.39%, 1/23/2026	1,000	1,015
Republic of Philippines (Philippines) 10.63%, 3/16/2025	1,000	1,299
Republic of Poland (Poland) 3.00%, 3/17/2023	17,000	17,441
State of Israel Government Bond (Israel) 2.88%, 3/16/2026	200,000	211,874
Svensk Exportkredit AB (Sweden) 0.38%, 7/30/2024	200,000	197,339
United Mexican States (Mexico) 4.00%, 10/2/2023	2,000	2,107

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $796,242)		791,404

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FFCB Funding Corp.
0.38%, 4/8/2022	23,000	23,019
0.13%, 11/23/2022	39,000	38,934
FHLB
2.50%, 2/13/2024	270,000	281,044
0.50%, 4/14/2025	85,000	83,577
FHLMC 0.38%, 9/23/2025	81,000	78,785
FNMA
2.63%, 9/6/2024	33,000	34,637
1.63%, 1/7/2025	8,000	8,168
0.63%, 4/22/2025	50,000	49,389
Israel Government AID Bond (Israel) 5.50%, 4/26/2024	15,000	16,665

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $618,871)		614,218

ASSET-BACKED SECURITIES — 0.8%
American Express Credit Account Master Trust
Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	30,507
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A4, 1.96%, 2/18/2025	32,000	32,496
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/2025	25,000	24,885
Citibank Credit Card Issuance Trust
Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	34,271
Drive Auto Receivables Trust
Series 2021-2, Class B, 0.58%, 12/15/2025	40,000	39,649
Exeter Automobile Receivables Trust
Series 2021-3A, Class C, 0.96%, 10/15/2026	40,000	39,678
Ford Credit Floorplan Master Owner Trust A
Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,486
Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	8,367

Investments	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	22,344
Verizon Owner Trust
Series 2020-A, Class A1A, 1.85%, 7/22/2024	20,000	20,189
World Omni Auto Receivables Trust
Series 2018-D, Class B, 3.67%, 12/16/2024	15,000	15,404
Series 2020-B, Class A4, 0.82%, 1/15/2026	25,000	24,994

TOTAL ASSET-BACKED SECURITIES (Cost $306,418)		308,270

MUNICIPAL BONDS — 0.1% (h)
California — 0.0% (a)
University of California, Taxable
Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,965
University of California, Taxable Fixed Rate Notes
Series 2017AX, Rev., 3.06%, 7/1/2025	5,000	5,307

Total California		10,272

New Jersey — 0.1%
New Jersey Economic Development Authority
Series 1997B, Rev., AGM, Zero Coupon, 2/15/2023	1,000	988
Series 1997B, Rev., AGM, Zero Coupon, 2/15/2025	10,000	9,501

Total New Jersey		10,489

New York — 0.0% (a)
Port Authority of New York and New Jersey, Taxable Consolidated Notes Series AAA, Rev., 1.09%, 7/1/2023	10,000	10,069

TOTAL MUNICIPAL BONDS (Cost $31,044)		30,830

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i)(j) (Cost $323,089)	323,089	323,089

TOTAL SHORT-TERM INVESTMENTS (COST $323,089)		323,089

Total Investments — 100.3% (Cost $39,762,633)		39,751,205
Liabilities in Excess of Other Assets — (0.3)%		(103,314)

Net Assets — 100.0%		39,647,891

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$308,270	$—	$308,270
Commercial Mortgage-Backed Securities	—	881,575	90,120	971,695
Corporate Bonds	—	9,854,766	—	9,854,766
Foreign Government Securities	—	791,404	—	791,404
Mortgage-Backed Securities	—	3,455,386	—	3,455,386
Municipal Bonds	—	30,830	—	30,830
Supranational	—	1,150,909	—	1,150,909
U.S. Government Agency Securities	—	614,218	—	614,218
U.S. Treasury Obligations	—	22,250,638	—	22,250,638
Short-Term Investments
Investment Companies	323,089	—	—	323,089

Total Investments in Securities	$323,089	$39,337,996	$90,120	$39,751,205

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	$—	$5,155,789	$4,832,700	$—	$—	$323,089	323,089	$22	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	104,878	2,126,379	2,231,257	—	—	—	—	18	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	514,056	3,134,157	3,648,213	—	—	—	—	16	—

Total	$618,934	$10,416,325	$10,712,170	$—	$—	$323,089		$56	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.